UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS LEGG MASON LIFESTYLE ALLOCATION 85%

QS LEGG MASON LIFESTYLE ALLOCATION 70%

QS LEGG MASON LIFESTYLE ALLOCATION 50%

QS LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

OCTOBER 31, 2014

QS LEGG MASON LIFESTYLE ALLOCATION 85%

Schedule of investments (unaudited)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.1%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	4,211,534	$87,515,674
QS Batterymarch International Equity Fund, Class IS Shares	5,460,170	81,684,151
QS Legg Mason Strategic Real Return Fund, Class IS Shares	3,763,630	52,201,553
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	349,754	78,432,345
ClearBridge Appreciation Fund, Class IS Shares	4,188,846	87,504,990
ClearBridge International Value Fund, Class IS Shares	7,911,875	83,786,754
ClearBridge Mid Cap Core Fund, Class IS Shares	1,182,644	39,784,140
ClearBridge Small Cap Growth Fund, Class IS Shares	1,884,104	55,712,954
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,108,006	88,010,938
The Royce Fund - Royce Value Fund, Institutional Class Shares	4,013,083	55,019,365
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	631,196	7,347,125
Western Asset High Yield Fund, Class IS Shares	4,331,260	38,634,841
Western Asset Total Return Unconstrained Fund, Class IS Shares	615,134	6,569,633

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.1% (Cost - $496,078,653#)		762,204,463
Other Assets in Excess of Liabilities - 0.9%		7,221,123

TOTAL NET ASSETS - 100.0%		$769,425,586

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

These Schedules of Investments are unaudited and are intended to provide information about the Funds’ portfolio holdings as of the date of these schedules. Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS LEGG MASON LIFESTYLE ALLOCATION 70%

Schedule of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 98.8%
Legg Mason Global Asset Management Trust: Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	2,445,669	$50,821,000
QS Batterymarch International Equity Fund, Class IS Shares	2,579,097	38,583,284
QS Legg Mason Strategic Real Return Fund, Class IS Shares	2,501,323	34,693,354
Legg Mason Partners Equity Trust: ClearBridge Aggressive Growth Fund, Class IS Shares	199,841	44,814,293
ClearBridge Appreciation Fund, Class IS Shares	2,434,539	50,857,526
ClearBridge International Value Fund, Class IS Shares	4,134,027	43,779,349
ClearBridge Mid Cap Core Fund, Class IS Shares	680,784	22,901,562
ClearBridge Small Cap Growth Fund, Class IS Shares	863,106	25,522,040
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,956,680	50,943,591
The Royce Fund - Royce Value Fund, Institutional Class Shares	1,832,600	25,124,946
Western Asset Funds, Inc.: Western Asset Core Plus Bond Fund, Class IS Shares	4,000,804	46,569,354
Western Asset High Yield Fund, Class IS Shares	3,387,714	30,218,410
Western Asset Total Return Unconstrained Fund, Class IS Shares	3,469,649	37,055,848

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.8% (Cost - $344,449,617#)		501,884,557
Other Assets in Excess of Liabilities - 1.2%		5,946,844

TOTAL NET ASSETS - 100.0%		$507,831,401

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

These Schedules of Investments are unaudited and are intended to provide information about the Funds’ portfolio holdings as of the date of these schedules. Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS LEGG MASON LIFESTYLE ALLOCATION 50%

Schedule of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 98.4%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	1,067,210	$22,176,625
QS Batterymarch International Equity Fund, Class IS Shares	1,179,653	17,647,604
QS Legg Mason Strategic Real Return Fund, Class IS Shares	1,577,886	21,885,282
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	83,431	18,709,305
ClearBridge Appreciation Fund, Class IS Shares	1,062,721	22,200,232
ClearBridge International Value Fund, Class IS Shares	1,624,361	17,201,978
ClearBridge Mid Cap Core Fund, Class IS Shares	329,931	11,098,868
ClearBridge Small Cap Growth Fund, Class IS Shares	428,964	12,684,477
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,293,047	22,279,203
The Royce Fund - Royce Value Fund, Institutional Class Shares	913,873	12,529,197
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	6,526,743	75,971,288
Western Asset High Yield Fund, Class IS Shares	2,804,577	25,016,823
Western Asset Total Return Unconstrained Fund, Class IS Shares	3,345,485	35,729,784

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.4% (Cost - $234,298,915#)		315,130,666
Other Assets in Excess of Liabilities - 1.6%		5,165,210

TOTAL NET ASSETS - 100.0%		$320,295,876

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

These Schedules of Investments are unaudited and are intended to provide information about the Funds’ portfolio holdings as of the date of these schedules. Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS LEGG MASON LIFESTYLE ALLOCATION 30%

Schedule of investments (unaudited) (continued)	October 31, 2014

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	299,306	$6,219,583
QS Batterymarch International Equity Fund, Class IS Shares	668,686	10,003,544
QS Legg Mason Strategic Real Return Fund, Class IS Shares	745,637	10,341,991
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	20,379	4,570,061
ClearBridge Appreciation Fund, Class IS Shares	298,082	6,226,939
ClearBridge Mid Cap Core Fund, Class IS Shares	141,018	4,743,857
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	361,849	6,234,665
The Royce Fund - Royce Value Fund, Institutional Class Shares	341,492	4,681,849
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	5,014,101	58,364,136
Western Asset High Yield Fund, Class IS Shares	1,896,170	16,913,837
Western Asset Total Return Unconstrained Fund, Class IS Shares	1,913,772	20,439,081

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.0% (Cost - $118,256,592#)		148,739,543
Other Assets in Excess of Liabilities - 1.0%		1,541,897

TOTAL NET ASSETS - 100.0%		$150,281,440

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

These Schedules of Investments are unaudited and are intended to provide information about the Funds’ portfolio holdings as of the date of these schedules. Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Lifestyle Allocation 85% (formerly Legg Mason Lifestyle Allocation 85%) (“Allocation 85%”), QS Legg Mason Lifestyle Allocation 70% (formerly Legg Mason Lifestyle Allocation 70%) (“Allocation 70%”), QS Legg Mason Lifestyle Allocation 50% (formerly Legg Mason Lifestyle Allocation 50%) (“Allocation 50%”) and QS Legg Mason Lifestyle Allocation 30% (formerly Legg Mason Lifestyle Allocation 30%) (“Allocation 30%”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$762,204,463	—	—	$762,204,463

†	See Schedule of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$501,884,557	—	—	$501,884,557

†	See Schedule of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$315,130,666	—	—	$315,130,666

†	See Schedule of Investments for additional detailed categorizations.

Allocation 30%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$148,739,543	—	—	$148,739,543

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 85%	$266,125,810	—	$266,125,810
Allocation 70%	157,434,940	—	157,434,940
Allocation 50%	80,831,751	—	80,831,751
Allocation 30%	30,482,951	—	30,482,951

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2014. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2014.

		Purchased		Sold
QS Legg Mason Lifestyle Allocation 85%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$80,903,578	$5,553,303	273,606	$9,174,386	524,487	—	—	$87,515,674	$1,306,794
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	71,458,785	12,576,378	821,832	6,009,927	341,368	$133,182	—	81,684,151	(797,417)
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	52,436,798	2,317,166	163,087	2,910,614	204,740	—	—	52,201,553	60,649
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	78,014,217	4,566,565	20,526	8,391,346	65,381	—	—	78,432,345	5,980,553
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	79,776,345	5,134,119	251,518	6,844,854	360,966	—	—	87,504,990	347,030
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	76,253,987	14,756,565	1,312,668	3,228,992	289,139	—	—	83,786,754	86,107
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	37,241,199	1,429,635	43,050	2,058,196	66,403	—	$10,944	39,784,140	109,706
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	54,332,930	4,012,351	140,610	2,394,721	104,565	—	—	55,712,954	620,838
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	84,860,758	5,047,488	300,953	10,664,460	846,562	—	—	88,010,938	3,330,014
The Royce Fund - Royce Value Fund, Institutional Class Shares	52,708,609	2,146,351	157,244	3,325,524	252,392	—	—	55,019,365	97,034
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	16,192,263	19,207,388	1,653,440	27,597,794	2,450,133	472,890	—	7,347,125	816,521
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	21,578,001	18,963,685	2,074,541	1,057,906	114,490	1,164,471	—	38,634,841	(3,364)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	30,031,471	1,876,253	175,215	24,410,225	2,403,970	579,300	—	6,569,633	1,377,497

	$735,788,941	$97,587,247		$108,068,945		$2,349,843	$10,944	$762,204,463	$13,331,962

Notes to Schedule of Investments (unaudited) (continued)

		Purchased		Sold
QS Legg Mason Lifestyle Allocation 70%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$49,142,361	$1,706,645	85,662	$5,881,383	350,548	—	—	$50,821,000	$1,151,687
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	29,912,885	10,171,156	664,355	2,314,387	169,780	$55,885	—	38,583,284	283,339
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	34,422,530	2,074,904	146,659	2,033,149	143,343	—	—	34,693,354	46,104
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	46,158,787	858,802	4,063	1,823,492	37,701	—	—	44,814,293	6,484,342
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	48,355,841	1,483,435	74,117	4,423,299	244,957	—	—	50,857,526	484,363
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	35,373,216	12,288,115	1,091,182	1,633,715	152,568	—	—	43,779,349	117,048
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	21,751,245	934,203	28,182	1,469,025	51,778	—	$6,407	22,901,562	232,138
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	25,767,464	1,852,428	64,846	1,927,648	78,184	—	—	25,522,040	337,041
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	50,636,464	1,379,856	84,590	5,808,917	501,425	—	—	50,943,591	2,488,262
The Royce Fund - Royce Value Fund, Institutional Class Shares	24,677,526	1,102,428	80,846	2,099,034	171,670	—	—	25,124,946	245,655
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	51,387,062	13,670,731	1,178,144	19,652,154	1,708,827	1,414,443	—	46,569,354	153,218
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	19,179,755	12,900,176	1,411,119	1,212,116	131,070	997,802	—	30,218,410	(9,971)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	49,298,112	3,417,469	319,171	15,698,297	1,517,904	1,069,034	—	37,055,848	572,065

	$486,063,248	$63,840,348		$65,976,616		$3,537,164	$6,407	$501,884,557	$12,585,291

		Purchased		Sold
QS Legg Mason Lifestyle Allocation 50%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$20,999,755	$813,825	41,428	$2,238,025	132,506	—	—	$22,176,625	$420,059
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	12,392,056	6,175,414	403,455	1,171,279	87,360	$23,343	—	17,647,604	169,080

Notes to Schedule of Investments (unaudited) (continued)

		Purchased		Sold
QS Legg Mason Lifestyle Allocation 50%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	$20,994,355	$2,035,762	143,234	$1,277,175	88,886	—	—	$21,885,282	$13,182
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	18,986,385	821,574	3,825	2,091,385	16,430	—	—	18,709,305	1,531,791
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	20,405,508	785,762	39,678	1,365,241	76,392	—	—	22,200,232	162,116
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	12,626,439	6,472,070	574,844	880,117	91,083	—	—	17,201,978	166,242
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	10,764,220	766,079	23,093	1,225,335	41,744	—	$3,198	11,098,868	153,844
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	12,700,089	1,054,070	36,825	1,017,672	39,837	—	—	12,684,477	139,688
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,017,612	911,888	56,078	2,468,862	229,894	—	—	22,279,203	1,347,949
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,163,408	927,070	67,779	1,245,875	101,950	—	—	12,529,197	146,484
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	76,908,910	12,113,683	1,045,769	14,986,279	1,301,117	$2,118,713	—	75,971,288	78,697
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	17,814,556	8,637,501	944,472	903,172	97,539	901,990	—	25,016,823	(5,723)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	39,068,315	3,325,141	310,523	7,052,314	664,689	874,868	—	35,729,784	69,791

	$297,841,608	$44,839,839		$37,922,731		$3,918,914	$3,198	$315,130,666	$4,393,200

		Purchased		Sold
QS Legg Mason Lifestyle Allocation 30%	Affiliate Value at January 31, 2014	Cost	Shares	Cost	Shares	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at October 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$5,994,483	$345,057	17,357	$776,986	48,690	—	—	$6,219,583	$197,521
Legg Mason Global Asset Management Trust - QS Batterymarch International Equity Fund, Class IS Shares	7,093,204	3,832,475	250,206	970,720	75,820	$13,290	—	10,003,544	194,229
Legg Mason Global Asset Management Trust - QS Legg Mason Strategic Real Return Fund, Class IS Shares	10,056,209	796,858	55,893	568,882	40,024	—	—	10,341,991	7,247
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	4,804,676	241,220	1,124	721,091	5,048	—	—	4,570,061	388,826
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	5,931,575	315,348	15,778	627,358	37,285	—	—	6,226,939	120,002
Legg Mason Partners Equity Trust - ClearBridge Mid Cap Core Fund, Class IS Shares	5,371,438	312,225	9,501	922,135	42,429	—	$1,587	4,743,857	487,076
Legg Mason Partners Equity Trust - QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	6,434,343	329,766	20,202	934,487	87,023	—	—	6,234,665	507,167
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,217,932	315,638	23,213	994,165	88,419	—	—	4,681,849	221,047
Western Asset Funds, Inc. - Western Asset Core Plus Bond Fund, Class IS Shares	59,526,972	7,696,149	664,716	10,293,671	899,907	1,618,023	—	58,364,136	110,000
Western Asset Funds, Inc. - Western Asset High Yield Fund, Class IS Shares	13,231,690	4,964,220	542,759	924,321	100,621	649,689	—	16,913,837	(1,012)
Western Asset Funds, Inc. - Western Asset Total Return Unconstrained Fund, Class IS Shares	21,818,493	2,030,897	189,604	3,592,371	341,977	488,344	—	20,439,081	66,577

	$145,481,015	$21,179,853		$21,326,187		$2,769,346	$1,587	$148,739,543	$2,298,680

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By:	/s/RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014